SCHEDULE I-FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Operating costs and expenses	¥ (2,538,179)	$ (388,993)	¥ (6,785,264)	¥ (3,348,314)
Provision for contract assets and receivables	(347,803)	(53,303)	(2,148,638)	2,637
Interest income	102,425	15,697	225,751	208,350
Net income (loss) attributable to 9F Inc.	¥ (2,258,895)	$ (346,191)	¥ (2,159,576)	¥ 1,981,804
Net income (loss) per ordinary share
Basic | (per share)	¥ (11.37)	$ (1.74)	¥ (12.43)	¥ 10.57
Diluted | (per share)	¥ (11.37)	$ (1.74)	¥ (12.43)	¥ 9.41
Weighted average number of ordinary shares ordinary share
Basic	198,596,879	198,596,879	174,552,468	162,672,800
Diluted	198,596,879	198,596,879	174,552,468	185,735,200
Parent Company | Reportable legal entities
Equity in earnings (loss) of subsidiaries and VIEs	¥ (1,855,047)	$ (284,298)	¥ (1,777,756)	¥ 2,495,935
Operating costs and expenses	(333,427)	(51,100)	(371,063)	(514,144)
Provision for contract assets and receivables | ¥			(691)
Interest income	12,183	1,867	4,601	13
Impairment loss on investments	(97,892)	(15,003)	(20,724)
Other income, net	15,288	2,343	6,057
Net income (loss) attributable to 9F Inc.	¥ (2,258,895)	$ (346,191)	¥ (2,159,576)	¥ 1,981,804
Net income (loss) per ordinary share
Basic | (per share)	¥ (11.37)	$ (1.74)	¥ (12.43)	¥ 10.57
Diluted | (per share)	¥ (11.37)	$ (1.74)	¥ (12.43)	¥ 9.41
Weighted average number of ordinary shares ordinary share
Basic	198,596,879	198,596,879	174,552,468	162,672,800
Diluted	198,596,879	198,596,879	174,552,468	185,735,200